Income Taxes (Details) - USD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 4,955,211	$ 7,120,032	$ 5,995,528
Capitalized research and development	992,354	1,431,748	1,285,254
Depreciation	(6,314)	(7,137)	(82)
Stock based compensation	1,151,958	1,168,629	1,207,988
Foreign affiliate interest expense	283,307	296,315	190,173
Research and development credit carry forward	520,665	438,298	369,117
Total deferred tax assets	7,897,181	10,447,885	9,047,979
Less: valuation allowance	(7,897,181)	(10,447,885)	(9,047,979)
Net deferred tax asset